Segment Information - Segment Reporting Information of Revenue and Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	2 Months Ended	3 Months Ended								6 Months Ended		3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended			11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Mar. 31, 2011	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Australia [Member]	Jun. 30, 2012 Australia [Member]	Jun. 30, 2013 Australia [Member]	Jun. 30, 2012 Australia [Member]	Dec. 31, 2012 Australia [Member]	Jun. 30, 2013 The Netherlands [Member]	Jun. 30, 2012 The Netherlands [Member]	Jun. 30, 2013 The Netherlands [Member]	Jun. 30, 2012 The Netherlands [Member]	Dec. 31, 2012 The Netherlands [Member]	Jun. 30, 2013 South Africa [Member]	Jun. 30, 2012 South Africa [Member]	Jun. 30, 2013 South Africa [Member]	Jun. 30, 2012 South Africa [Member]	Dec. 31, 2012 South Africa [Member]	Jun. 30, 2013 U.S. operations [Member]	Jun. 30, 2012 U.S. operations [Member]	Jun. 30, 2013 U.S. operations [Member]	Jun. 30, 2012 U.S. operations [Member]	Dec. 31, 2012 U.S. operations [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member] Australia [Member]	Dec. 31, 2012 Successor [Member] Australia [Member]	Dec. 31, 2011 Successor [Member] The Netherlands [Member]	Dec. 31, 2012 Successor [Member] The Netherlands [Member]	Dec. 31, 2011 Successor [Member] South Africa [Member]	Dec. 31, 2012 Successor [Member] South Africa [Member]	Dec. 31, 2012 Successor [Member] U.S. operations [Member]	Dec. 31, 2011 Successor [Member] U.S. operations [Member]	Dec. 31, 2011 Successor [Member] U.S. operations [Member]	Dec. 31, 2012 Successor [Member] U.S. operations [Member]	Jan. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Jan. 31, 2011 Predecessor [Member] Australia [Member]	Dec. 31, 2010 Predecessor [Member] Australia [Member]	Jan. 31, 2011 Predecessor [Member] The Netherlands [Member]	Dec. 31, 2010 Predecessor [Member] The Netherlands [Member]	Jan. 31, 2011 Predecessor [Member] South Africa [Member]	Dec. 31, 2010 Predecessor [Member] South Africa [Member]	Jan. 31, 2011 Predecessor [Member] U.S. operations [Member]	Dec. 31, 2010 Predecessor [Member] U.S. operations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	$ 108	$ 267	$ 525	$ 482	$ 487	$ 429	$ 434	$ 383	$ 465	$ 428	$ 995	$ 863	$ 113	$ 118	$ 221	$ 243		$ 52	$ 58	$ 117	$ 137		$ 144	$ 24	$ 254	$ 24		$ 216	$ 229	$ 403	$ 459		$ 1,543	$ 1,832											$ 108	$ 1,218
Property plant and equipment and mineral leaseholds, net			2,630	2,862							2,630		1,295		1,295		1,348	53		53		55	1,082		1,082		1,263	200		200		196
Property, plant and equipment, net and mineral leaseholds, net																																	542	2,862	304	1,348	54	55		1,263	196	184
Net Sales																																											793	843									60	692
Net Sales																																			$ 475	$ 443	$ 275	$ 248		$ 298							$ 33	$ 317	$ 15	$ 209